Note 5 - Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
						Weighted
						Average
As of March 31, 2016:	Options	Options	Exercise			Price per
	Outstanding	Available	Price per share			share
Balance, December 31, 2015	10,241,086	1,758,914	$0.23	–	1.89	$0.44
Granted	—	—		—		—
Expired	—	—		—		—
Balance, March 31, 2016	10,241,086	1,758,914	$0.23	–	1.89	$0.44
						Weighted
						Average
As of March 31, 2017:	Options	Options	Exercise			Price per
	Outstanding	Available	Price per share			share
Balance, December 31, 2016	9,916,586	1,981,414	$0.23	–	1.89	$0.44
Granted	300,000	(300,000)		0.69		0.69
Expired	—	—		—		—
Balance, March 31, 2017	10,216,586	1,681,414	$0.23	–	1.89	$0.47

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016		2017
	Non Plan	2007 Plan	Non Plan	2007 Plan
Risk free interest rate	1.91%	1.36%	2.40%	2.40%
Expected volatility	645%	315%	601%	601%
Expected dividend yield	—	—	—	—
Forfeiture rate	—	—	—	—
Expected life in years	7	5	7	7

	2015						2016
	Non Plan			2007 Plan			Non Plan			2007 Plan
Risk free interest rate	1.83	-	2.33%	1.60	-	2.38%	1.91	-	2.49%	1.36	-	2.14%
Expected volatility	794	-	821%	322	-	807%	623	-	738%	315	-	794%
Expected dividend yield		-			-			-			-
Forfeiture rate		-			-			-			-
Life in years		7		3	-	7		7			5

Outside of 2007 Plan [Member]
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
					Weighted
					Average
As of March 31, 2016:	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2015	19,394,975	$0.18	–	1.00	$0.40
Granted	263,523		0.33		0.33
Expired	—		—		—
Balance, March 31, 2016	19,658,498	$0.18	–	1.00	$0.40
					Weighted
					Average
As of March 31, 2017:	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2016	20,148,766	$0.18	–	1.00	$0.40
Granted	583,526	0.50	–	0.67	0.59
Expired	—		—		—
Balance, March 31, 2017	20,732,292	$0.18	–	1.00	$0.41

					Weighted
					Average
	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2014	17,965,291	$0.18	-	1.00	$0.40
Granted	2,075,931	0.25	-	0.65	0.40
Expired	(46,250)		0.30		0.30
Plan classification	(600,000)	0.30	-	0.63	0.33
Balance, December 31, 2015	19,394,975	$0.18	-	1.00	$0.40
Granted	1,009,718	0.33	-	0.83	0.48
Exercised	(255,927)		0.25		0.35
Balance, December 31, 2016	20,148,766	$0.18	-	1.00	$0.43